Consolidated Statements of Operations (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 2,089,831	$ 9,001,738	$ 12,427,292	$ 11,383,322
Operating costs and expenses
Research and development	(3,268,262)	(7,562,760)	(9,411,856)	(10,854,761)
General and administrative	(4,103,805)	(1,901,000)	(2,461,610)	(2,708,583)
Costs and Expenses			(11,873,466)	(13,563,344)
Operating Expenses	(7,372,067)	(9,463,760)
Income (loss) from operations	(5,282,236)	(462,022)	553,826	(2,180,022)
Other income (expense)
Interest expense	(404,288)	(384,145)	(493,937)	(177,125)
Other income, net	2,812	5,445	6,307	36,578
Nonoperating Income (Expense), Total	(401,476)	(378,700)	(487,630)	(140,547)
Income (loss) before income taxes	(5,683,711)	(840,722)	66,196	(2,320,569)
Income tax benefit	18			22
Net income (loss)	$ (5,683,693)	$ (840,722)	$ 66,196	$ (2,320,546)
Net income (loss) per share Basic and diluted	$ (5.80)	$ (0.86)	$ 0.07	$ (2.37)
Weighted average number of common shares outstanding Basic and diluted	59,993	59,993	59,993	59,993